Other Payables and Accruals (Tables)	12 Months Ended
Jun. 30, 2023
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	30 June 2023	30 June 2022
	RM	RM
Other payables	195,181	157,213
Purchase of computer and equipments	-	8,200,000
Accruals	1,494,376	620,412
	1,689,557	8,977,625